COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	8.5%
BANKING	2.6%
M&T Bank Corp., 7.50%, Series J(a)(b)			183,951	$5,152,467
Morgan Stanley, 6.625%, Series Q(a)(b)			112,834	3,028,465
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)			87,831	2,143,955
U.S. Bancorp, 6.163% (3 Month USD Term SOFR + 0.862%, Floor 3.50%), Series B(a)(b)(d)			223,848	4,814,970
U.S. Bancorp, 6.583% (3 Month USD Term SOFR + 1.282%, Floor 3.50%), Series A(a)(b)(d)			1,511	1,282,371

				16,422,228

FINANCIAL SERVICES	1.0%
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(b)			99,985	2,371,644
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(b)			39,252	976,590
TPG Operating Group II LP, 6.95%, due 3/15/64(a)			113,258	2,978,685

				6,326,919

INDUSTRIAL SERVICES	1.0%
WESCO International, Inc., 10.625% to 6/22/25, Series A(b)(c)			252,106	6,516,940

INSURANCE	1.8%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)			69,846	1,734,975
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)			128,826	3,305,675
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)			83,098	2,206,252
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)			70,997	1,930,408
Lincoln National Corp., 9.00%, Series D(a)(b)			74,292	2,100,235

				11,277,545

TELECOMMUNICATIONS	0.2%
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70(a)			25,645	571,114
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(a)			40,539	897,939
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69(a)			4,834	113,696

				1,582,749

UTILITIES	1.9%
Algonquin Power & Utilities Corp., 9.603% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)			46,926	1,219,606
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a)(b)(c)			78,969	1,944,217
SCE Trust VII, 7.50%, Series M (TruPS)(a)(b)			219,622	5,879,281
SCE Trust VIII, 6.95%, Series N(a)(b)			126,253	3,370,955

				12,414,059

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$52,649,993)				54,540,440

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	137.1%
BANKING	82.4%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	2,200,000	2,560,661
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(b)(c)(e)(f)		EUR	400,000	450,364
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	4,200,000	4,882,808
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)			3,041,000	3,364,991
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(b)(c)(e)(f)		EUR	1,400,000	1,734,825
Banco Santander SA, 7.00% to 11/20/29 (Spain)(b)(c)(e)(f)		EUR	1,800,000	2,079,934
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)			7,200,000	7,657,956
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)			2,600,000	2,895,885

	Principal Amount*		Value
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)		6,400,000	$7,540,119
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)(c)		3,563,000	3,457,985
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)		3,177,000	3,227,746
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)(c)		1,551,000	1,557,019
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)		2,972,000	3,046,306
Bank of America Corp., 6.50% to 10/23/24, Series Z(a)(b)(c)		780,000	780,206
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(a)(c)		3,730,000	3,938,984
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(b)(c)		1,032,000	976,614
Bank of Nova Scotia, 4.90% to 6/4/25 (Canada)(a)(b)(c)		2,455,000	2,427,650
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		2,200,000	2,362,487
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)		5,200,000	5,637,544
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		1,820,000	1,942,850
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(b)(c)(e)		2,400,000	2,394,914
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		2,800,000	2,955,655
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	4,400,000	6,136,267
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP	1,600,000	2,273,545
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(c)(e)		6,600,000	7,447,532
BNP Paribas SA, 4.625% to 1/12/27 (France)(b)(c)(e)(g)		5,000,000	4,750,623
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)		6,400,000	5,589,417
BNP Paribas SA, 7.00% to 8/16/28 (France)(b)(c)(e)(g)		2,000,000	2,048,066
BNP Paribas SA, 7.375% to 8/19/25 (France)(b)(c)(e)(g)		2,800,000	2,832,150
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)		4,600,000	4,798,355
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(c)(e)(g)		7,400,000	7,813,963
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(e)(g)		600,000	641,741
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(e)(g)		7,000,000	7,527,401
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		4,200,000	4,599,269
CaixaBank SA, 7.50% to 1/16/30 (Spain)(b)(c)(e)(f)	EUR	2,000,000	2,382,284
CaixaBank SA, 8.25% to 3/13/29 (Spain)(b)(c)(e)(f)	EUR	4,200,000	5,096,395
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)(c)		11,889,000	11,418,657
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)		9,684,000	8,672,429
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)(c)		2,849,000	2,799,001
Citigroup, Inc., 3.875% to 2/18/26, Series X(b)(c)		5,872,000	5,666,343
Citigroup, Inc., 5.95% to 5/15/25, Series P(b)(c)		5,183,000	5,196,087
Citigroup, Inc., 6.25% to 8/15/26, Series T(b)(c)		1,153,000	1,173,442
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		5,763,000	6,181,439
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)(c)		11,076,000	11,861,000
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(b)(c)		970,000	969,129
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)(c)		5,755,000	5,819,088
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)(c)		2,300,000	2,311,022
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	1,800,000	2,488,356
Credit Agricole SA, 4.75% to 3/23/29 (France)(a)(b)(c)(e)(g)		1,600,000	1,482,101
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(c)(e)(g)		1,950,000	2,008,256
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(b)(e)(g)(h)(i)(j)		1,400,000	136,500
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)(j)		4,300,000	419,250
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(e)(g)(h)(i)(j)		2,400,000	234,000
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(b)(c)(e)		2,000,000	1,960,441
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR	2,400,000	2,785,200
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(b)(c)(e)(f)	EUR	1,000,000	1,219,664
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(e)(f)	EUR	2,000,000	2,285,162
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(c)(g)		3,725,000	3,749,749
Farm Credit Bank of Texas, 7.75% to 6/15/29(a)(b)(c)		2,260,000	2,339,480

	Principal Amount*			Value
First Citizens BancShares, Inc., 9.18% (3 Month USD Term SOFR + 4.234%), Series B(b)(d)		4,674,000		$4,799,773
First Horizon Bank, 6.416% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(b)(d)(g)		14,750	†	10,251,250
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)(a)		1,326,000		1,431,799
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)(c)		11,894,000		12,637,018
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(b)(c)(g)		5,285,000		6,889,463
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)(e)		3,300,000		3,005,213
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)(e)		6,000,000		6,041,634
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(a)		1,200,000		1,327,020
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)(e)		2,000,000		2,034,528
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		1,600,000		1,652,171
HSBC Holdings PLC, 6.95% to 3/11/34 (United Kingdom)(a)(b)(c)(e)		6,000,000		6,195,093
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		2,600,000		2,792,720
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b)(c)		1,085,000		1,037,626
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(b)(c)		2,553,000		2,564,125
Huntington Bancshares, Inc., 8.443% (3 Month USD Term SOFR + 3.142%), Series E(b)(d)		8,801,000		8,800,374
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(b)(c)(e)		600,000		501,612
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)		5,000,000		4,640,205
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(b)(c)(e)		5,400,000		5,361,325
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)		7,900,000		8,166,131
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)		2,100,000		2,190,166
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)		2,600,000		2,796,716
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR	2,200,000		2,536,172
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(b)(c)(e)(g)		4,600,000		4,605,890
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		9,843,000		10,579,168
KBC Group NV, 6.25% to 9/17/31 (Belgium)(b)(c)(e)(f)	EUR	2,400,000		2,682,973
KeyCorp Capital III, 7.75%, due 7/15/29 (TruPS)		2,000,000		2,080,684
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(b)(c)(e)		6,400,000		6,414,226
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(b)(c)(e)		3,600,000		3,641,915
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(c)(e)	GBP	1,200,000		1,689,571
M&T Bank Corp., 3.50% to 9/1/26, Series I(b)(c)		626,000		557,313
Mellon Capital IV, 5.64% (3 Month USD Term SOFR + 0.827%, Floor 4.00%), Series 1 (TruPS)(a)(b)(d)		2,967,000		2,576,459
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(b)(c)(e)(f)	GBP	1,400,000		1,882,259
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(b)(c)(e)		3,600,000		3,607,134
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b)(c)(e)		4,800,000		4,878,802
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(b)(c)(e)		3,000,000		3,280,296
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(e)(g)		2,600,000		2,638,233
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)(c)		4,235,000		3,878,460
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		3,809,000		3,866,916
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		4,850,000		4,949,410
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		6,579,000		6,697,369
PNC Financial Services Group, Inc., 8.317% (3 Month USD Term SOFR + 3.302%), Series R(a)(b)(d)		1,500,000		1,515,590
Regions Financial Corp., 5.75% to 6/15/25, Series D(b)(c)		1,814,000		1,810,680
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(e)(f)		800,000		817,450
Societe Generale SA, 5.375% to 11/18/30 (France)(b)(c)(e)(g)		3,200,000		2,751,903
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)		3,000,000		2,865,861
Societe Generale SA, 8.00% to 9/29/25 (France)(b)(c)(e)(g)		1,400,000		1,414,991
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)		6,200,000		6,528,860
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)		5,800,000		6,248,549
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(b)(c)(e)(g)		2,200,000		1,915,374
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(b)(c)(e)(g)		4,000,000		4,253,576
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)		4,817,000		5,002,392

		Principal Amount*		Value
State Street Corp., 6.70% to 9/15/29, Series J(b)(c)			5,789,000	$6,007,836
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)			1,400,000	1,285,372
Swedbank AB, 7.625% to 3/17/28 (Sweden)(b)(c)(e)(f)			1,000,000	1,039,313
Swedbank AB, 7.75% to 3/17/30 (Sweden)(b)(c)(e)(f)			4,600,000	4,875,993
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)			7,000,000	7,527,184
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)(c)			607,000	602,822
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)			5,432,000	5,362,864
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)			4,900,000	4,825,842
Truist Financial Corp., 6.669% to 3/1/25, Series N(a)(b)(c)			3,371,000	3,360,473
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(c)(e)(g)			6,000,000	5,239,151
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(b)(c)(e)(g)			2,900,000	2,782,301
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(b)(c)(e)(f)			1,800,000	1,808,127
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(b)(c)(e)(g)			5,000,000	5,072,035
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(b)(c)(e)(g)			5,800,000	6,426,986
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(b)(c)(e)(g)			8,000,000	9,454,672
UniCredit SpA, 6.50% to 12/3/31, Series EMTN (Italy)(b)(c)(e)(f)		EUR	2,400,000	2,719,872
USB Capital IX, 6.583% (3 Month USD Term SOFR + 1.282%, Floor 3.50%) (TruPS)(a)(b)(d)			5,943,000	5,014,258
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)(c)			904,000	834,550
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)(c)			2,429,000	2,416,303
Virgin Money U.K. PLC, 8.25% to 6/17/27 (United Kingdom)(b)(c)(e)(f)		GBP	2,200,000	3,019,749
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(b)(c)(e)(f)		GBP	500,000	762,382
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(b)(c)			8,318,000	8,089,511
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a)(b)(c)			871,000	875,771
Wells Fargo & Co., 5.95%, due 12/15/36(a)			1,832,000	1,931,156
Wells Fargo & Co., 6.85% to 9/15/29(b)(c)			9,970,000	10,430,644
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)(c)			9,810,000	10,707,949
Wells Fargo & Co., 7.95%, due 11/15/29, Series B(a)			445,000	511,819

				531,255,680

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(b)(c)(f)		EUR	300,000	359,408
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(b)(c)(f)		EUR	500,000	627,275

				986,683

ENERGY	1.2%
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)(c)			3,904,000	3,873,852
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			3,580,000	3,774,870

				7,648,722

FINANCIAL SERVICES	3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(c)			2,910,000	3,018,079
Air Lease Corp., 6.00% to 9/24/29, Series D(b)(c)			1,080,000	1,071,552
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)			1,000,000	874,565
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)			1,600,000	1,311,114
American Express Co., 3.55% to 9/15/26, Series D(b)(c)			4,145,000	3,938,495
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(a)(c)(g)			2,836,000	2,828,910
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			2,503,000	2,392,481
Discover Financial Services, 6.125% to 6/23/25, Series D(b)(c)			1,156,000	1,158,367
ILFC E-Capital Trust II, 6.815% (3 Month USD Term SOFR + 2.062%), due 12/21/65 (TruPS)(d)(g)			4,250,000	3,412,982

				20,006,545

INSURANCE	17.1%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(a)(c)			1,589,000	1,591,464
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(b)(c)(e)(f)		EUR	2,800,000	3,077,780

		Principal Amount*		Value
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(e)(g)			3,600,000	$3,476,807
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(b)(c)(e)(f)		EUR	1,200,000	1,353,010
AXA SA, 8.60%, due 12/15/30 (France)(a)			1,290,000	1,581,415
Corebridge Financial, Inc., 6.375% to 9/15/34, due 9/15/54(a)(c)			2,570,000	2,602,870
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(c)			4,830,000	5,000,905
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24 (Japan)(a)(b)(c)(g)			1,000,000	999,968
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			3,155,000	2,946,371
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a)(b)(c)			1,405,000	1,395,172
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a)(b)(c)(f)			2,400,000	2,391,357
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(g)			3,230,000	3,093,112
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			3,200,000	3,348,262
Hartford Financial Services Group, Inc., 7.505% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(a)(d)(g)			9,885,000	9,171,370
ILFC E-Capital Trust I, 6.565% (3 Month USD Term SOFR + 1.812%), due 12/21/65 (TruPS)(d)(g)			800,000	634,237
La Mondiale SAM, 6.75% to 1/17/34, Series EMTN (France)(a)(b)(c)(e)(f)		EUR	2,100,000	2,349,574
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(f)			2,179,000	2,074,272
Lincoln National Corp., 7.584% (3 Month USD Term SOFR + 2.302%), due 4/20/67(d)			3,100,000	2,363,933
Lincoln National Corp., 7.721% (3 Month USD Term SOFR + 2.619%), due 5/17/66(d)			4,000,000	3,189,992
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)			2,134,000	2,352,744
Meiji Yasuda Life Insurance Co., 5.80% to 9/11/34, due 9/11/54 (Japan)(a)(c)(g)			2,000,000	2,056,968
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(a)(g)			7,080,000	7,894,235
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			6,150,000	7,349,619
Nippon Life Insurance Co., 5.95% to 4/16/34, due 4/16/54 (Japan)(a)(c)(g)			3,800,000	3,969,869
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(a)(c)			1,930,000	2,003,489
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(c)			4,260,000	4,563,546
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(c)			2,250,000	2,446,456
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(a)(c)(f)			4,800,000	4,846,027
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(c)(g)			5,200,000	5,184,000
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)			1,000,000	928,905
Rothesay Life PLC, 5.00% to 10/13/31 (United Kingdom)(b)(c)(e)(f)		GBP	1,400,000	1,526,195
Rothesay Life PLC, 7.00% to 6/11/29, due 9/11/34 (United Kingdom)(a)(c)(f)			2,000,000	2,118,665
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)			2,450,000	2,113,764
SBL Holdings, Inc., 7.00% to 5/13/25(b)(c)(g)			2,075,000	1,874,606
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)			6,000,000	6,219,036

				110,089,995

PIPELINES	12.6%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)			1,924,000	1,891,231
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			4,534,000	4,545,757
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			7,464,000	7,470,038
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)			3,280,000	3,446,962
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			2,022,000	2,088,073
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(c)			825,000	857,707
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			2,148,000	2,299,786
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			4,579,000	4,861,904
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)			8,370,000	9,382,753
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)			3,520,000	3,520,379
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)			2,310,000	2,285,553
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			4,791,000	4,906,104
Enterprise Products Operating LLC, 8.055% (3 Month USD Term SOFR + 3.039%), due 6/1/67(a)(d)			2,000,000	1,986,258
Enterprise Products Operating LLC, 8.343% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(a)(d)			4,592,000	4,600,544

		Principal Amount*		Value
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)(g)			2,990,000	$3,143,910
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)(g)			2,480,000	2,571,911
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)			7,491,000	7,261,994
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			4,404,000	4,281,339
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)			7,483,000	7,448,096
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)			2,430,000	2,464,977

				81,315,276

REAL ESTATE	1.1%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(a)(c)(g)			976,000	970,538
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(a)(c)(g)			3,100,000	3,059,154
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(b)(c)(f)		EUR	2,700,000	3,278,460

				7,308,152

TELECOMMUNICATIONS	0.3%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(b)(c)(f)		EUR	1,600,000	1,904,813

UTILITIES	19.1%
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			4,603,000	4,843,778
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			5,322,000	4,989,742
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)			3,220,000	3,296,905
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			4,665,000	4,975,964
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)			5,847,000	6,161,539
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)			1,269,000	1,311,718
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)			2,340,000	2,436,492
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(c)			3,340,000	2,920,836
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(c)			2,004,000	1,935,971
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b)(c)			3,631,000	3,554,568
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)			3,340,000	3,548,169
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(a)(c)			5,720,000	6,259,551
Duke Energy Corp., 6.45% to 6/3/34, due 9/1/54(a)(c)			5,894,000	6,134,475
Edison International, 5.375% to 3/15/26, Series A(b)(c)			3,153,000	3,129,646
Edison International, 7.875% to 3/15/29, due 6/15/54(c)			6,930,000	7,296,763
Electricite de France SA, 5.625% to 6/17/32, Series EMTN (France)(a)(b)(c)(f)		EUR	1,600,000	1,808,489
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)			6,501,000	6,562,890
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)			4,950,000	5,144,728
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)(g)			2,395,000	2,533,012
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(c)			1,698,000	1,692,686
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)			5,284,000	5,556,137
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)			9,946,000	10,757,514
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)			3,300,000	3,369,973
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)			1,390,000	1,439,399
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(c)			3,950,000	3,775,448
Sempra, 4.875% to 10/15/25(b)(c)			2,380,000	2,360,405
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)			4,790,000	4,810,989
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)			7,020,000	7,294,124
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)(c)			3,400,000	3,296,793

				123,198,704

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$851,117,147)				883,714,570

		Principal Amount*	Value
CORPORATE BONDS	0.3%
UTILITIES	0.3%
Enel Finance America LLC, 7.10%, due 10/14/27 (Italy)(a)(g)		800,000	$859,670
Enel Finance International NV, 7.50%, due 10/14/32 (Italy)(a)(g)		800,000	932,811

TOTAL CORPORATE BONDS (Identified cost—$1,576,120)			1,792,481

		Shares
SHORT-TERM INVESTMENTS	1.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.95%(k)		2,340,260	2,340,260
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(k)		8,826,713	8,826,713

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$11,166,973)			11,166,973

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$916,510,233)	147.6%		951,214,464
LIABILITIES IN EXCESS OF OTHER ASSETS	(47.6)		(306,881,408)

NET ASSETS (Equivalent to $22.16 per share based on 29,079,221 shares of common stock outstanding)	100.0%		$644,333,056

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 85,000,000	0.548%	Monthly	4.944%(l)	Monthly	9/15/25	$2,921,538	$7,656	$2,929,194
94,000,000	1.181%	Monthly	4.944%(l)	Monthly	9/15/26	4,400,264	12,970	4,413,234
90,000,000	0.930%	Monthly	4.944%(l)	Monthly	9/15/27	6,505,414	14,476	6,519,890

						$13,827,216	$35,102	$13,862,318

The total amount of all interest rate swap contracts as presented in the table above is representative of the volume of activity for this derivative type during the period ended September 30, 2024.

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	53,179,017	USD	58,942,027	10/2/24	$(254,164)
Brown Brothers Harriman	EUR	4,000,000	USD	4,410,320	10/2/24	(42,278)
Brown Brothers Harriman	GBP	12,040,550	USD	15,825,617	10/2/24	(271,999)
Brown Brothers Harriman	GBP	1,429,337	USD	1,864,527	10/2/24	(46,425)
Brown Brothers Harriman	USD	50,108,766	EUR	44,893,892	10/2/24	(135,157)
Brown Brothers Harriman	USD	2,432,987	EUR	2,178,710	10/2/24	(7,757)
Brown Brothers Harriman	USD	4,369,780	EUR	3,926,096	10/2/24	551
Brown Brothers Harriman	USD	951,818	EUR	857,684	10/2/24	2,912
Brown Brothers Harriman	USD	3,022,678	EUR	2,726,567	10/2/24	12,399
Brown Brothers Harriman	USD	2,865,106	EUR	2,596,068	10/2/24	24,705
Brown Brothers Harriman	USD	18,066,082	GBP	13,469,887	10/2/24	(57,513)
Brown Brothers Harriman	EUR	43,181,638	USD	48,260,231	11/4/24	126,504
Brown Brothers Harriman	GBP	1,000,000	USD	1,331,838	11/4/24	(5,091)
Brown Brothers Harriman	GBP	13,971,463	USD	18,736,989	11/4/24	58,132

						$(595,181)

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $412,189,457 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at September 30, 2024.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $284,703,822 which represents 44.2% of the net assets of the Fund (29.7% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $103,969,030 which represents 16.1% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $213,823,050 which represents 33.2% of the net assets of the Fund, of which 1.7% are illiquid.

(h)	Non–income producing security.
(i)	Security is in default.
(j)	Security value is determined based on significant unobservable inputs (Level 3).
(k)	Rate quoted represents the annualized seven–day yield.
(l)	Based on USD-SOFR-OIS. Represents rates in effect at September 30, 2024.

Country Summary	% of Managed Assets
United States	51.7
Canada	10.4
United Kingdom	10.2
France	7.6
Spain	3.6
Netherlands	3.4
Switzerland	3.3
Japan	1.6
Australia	1.5
Italy	1.2
Germany	1.1
Ireland	0.9
Sweden	0.8
Other (includes short-term investments)	2.7

100.0

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swaps are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Preferred Securities—Exchange-Traded	$54,540,440	$—	$—		$54,540,440
Preferred Securities—Over-The-Counter:
Banking	—	530,465,930	789,750	(a)	531,255,680
Other Industries	—	352,458,890	—		352,458,890
Corporate Bonds	—	1,792,481	—		1,792,481
Short-Term Investments	—	11,166,973	—		11,166,973

Total Investments in Securities(b)	$54,540,440	$895,884,274	$789,750		$951,214,464

Forward Foreign Currency Exchange Contracts	$—	$225,203	$—		$225,203
Interest Rate Swap Contracts	—	13,862,318	—		13,862,318

Total Derivative Assets(b)	$—	$14,087,521	$—		$14,087,521

Forward Foreign Currency Exchange Contracts	$—	$(820,384)	$—		$(820,384)

Total Derivative Liabilities(b)	$—	$(820,384)	$—		$(820,384)

(a)	Securities have been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as Level 3 securities.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At September 30, 2024, the Fund did not have any total return swap contracts outstanding.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Schedule of Investments as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the monthly average volume of the Fund’s total return swap contracts and forward foreign currency exchange contracts activity for the nine months ended September 30, 2024:

	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$18,986,674	$73,909,089

(a)

Average notional amounts represent the average for all months in which the Fund had total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents five months for total return swap contracts and nine months for forward foreign currency exchange contracts.